INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
Schedule of intangible assets and accumulated amortization

	As of December 31, 2015 (As adjusted)
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161
Finite-lived:
Technology	176,661	(90,598)	(213)	85,850
Online game licenses	71,804	(30,039)	(34,452)	7,313
Customer/supplier relationship	39,385	(13,373)	—	26,012
User base	74,811	(50,216)	—	24,595
Trademark	30,726	(5,823)	—	24,903
Domain names	3,794	(1,471)	(789)	1,534
Non-compete agreements	1,610	(1,610)	—	—
Platform	71,439	(10,715)	—	60,724

	472,391	(203,845)	(35,454)	233,092

	As of December 31, 2016
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161	311
Finite-lived:
Technology	208,716	(149,176)	—	59,540	8,576
Online game licenses	69,198	(26,622)	(35,619)	6,957	1,002
Customer/supplier relationship	94,160	(31,759)	—	62,401	8,988
User base	79,438	(73,368)	—	6,070	874
Trade marks	45,709	(11,437)	—	34,272	4,936
Domain names	3,317	(1,990)	—	1,327	191
Non-compete agreements	8,547	(3,633)	—	4,914	708
Platform	76,317	(26,708)	—	49,609	7,145

	587,563	(324,693)	(35,619)	227,251	32,731

Schedule of future amortization expense
	Years ending December 31,
	RMB	US$
2017	92,534	13,328
2018	56,857	8,189
2019	33,806	4,869
2020	16,130	2,323
2021	11,755	1,693
Thereafter	14,008	2,018